Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	POS AM
Document Period End Date	Apr 11, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Earnings [Abstract]
Revenues	$ 83,960	$ 68,790
Cost of goods sold	65,020	52,813
Gross profit	18,940	15,977
Operating expenses
Selling, general and administrative	13,181	11,070
Foreign exchange (gain) loss	(188)	197
Total operating expenses	12,993	11,267
Operating income	5,947	4,710
Interest expense	933	646
Other expense	92	820
Earnings from continuing operations before income taxes	4,922	3,244
Provision for income taxes	1,733	773
Earnings from continuing operations	3,189	2,471
Loss from discontinued operations, net of income taxes	(199)	(2,531)
Net earnings (loss)	$ 2,990	$ (60)
Earnings from continuing operations per share:
Basic	$ 0.54	$ 0.42
Diluted	$ 0.54	$ 0.42
Earnings per common share:
Basic	$ 0.51	$ (0.01)
Diluted	$ 0.51	$ (0.01)
Weighted average common shares outstanding:
Basic	5,907	5,907
Diluted	5,913	5,949

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net earnings (loss)	$ 2,990	$ (60)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	133	(241)
Pension adjustment, net of taxes	(246)	(277)
Other comprehensive income (loss)	(113)	(518)
Comprehensive income (loss)	$ 2,877	$ (578)

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 467	$ 1,398
Accounts receivable	10,579	8,172
Inventories	14,912	13,711
Income taxes receivable	69	517
Deferred income taxes	563	753
Prepaid expenses and other current assets	885	421
Current assets of discontinued operations	47	457
Total current assets	27,522	25,429
Property, plant and equipment	10,937	9,983
Noncurrent deferred income taxes	700	679
Other assets	798	300
Intangible assets	5,329	5,585
Goodwill	6,892	6,862
Total assets	52,178	48,838
Current Liabilities
Accounts payable and accrued liabilities	12,044	11,316
Current maturities of long-term debt and capital lease obligations	7,335	8,870
Income taxes payable	1,135	445
Current liabilities of discontinued operations	125	554
Total current liabilities	20,639	21,185
Long-term debt and capital lease obligations, net of current maturities	9,795	9,015
Pension deficit	837	569
Noncurrent deferred income taxes	2,992	3,301
Total liabilities	34,263	34,070
Commitments
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6
Additional paid-in capital	8,065	7,795
Accumulated other comprehensive loss	(936)	(823)
Retained earnings	10,780	7,790
Total shareholders' equity	17,915	14,768
Total liabilities and shareholders' equity	$ 52,178	$ 48,838

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	30,000,000	30,000,000
Common stock, issued	5,907,255	5,907,255
Common stock, outstanding shares	5,907,255	5,907,255

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net earnings (loss)	$ 2,990	$ (60)
Depreciation	1,251	834
Amortization of intangibles	285	252
Deferred tax expense	(153)	(524)
Accrued pension	9
Stock-based compensation	270	254
Restructuring and asset impairment charges, discontinued operations	49	1,815
Changes in current operating assets and liabilities
Accounts receivable, net	(2,288)	(381)
Inventories	(1,000)	(3,775)
Prepaid expenses and other assets	(658)	88
Income taxes	1,137	1,120
Accounts payable and accrued liabilities	585	2,316
Discontinued operations assets and liabilities, net	(69)	(341)
Net cash provided by (used in) operating activities	2,408	1,598
Investing activities
Additions to property, plant and equipment	(2,069)	(1,361)
Acquisition of subsidiaries and related assets, net of cash acquired		(7,830)
Note receivable	(300)	(300)
Net cash used in investing activities	(2,369)	(9,491)
Financing activities
Increase (decrease) in bank overdrafts		(531)
Increase (decrease) in revolving credit facilities	(1,092)	3,034
Increase in long-term debt	2,496	10,038
Repayment of long-term debt and capital lease obligations	(2,447)	(3,786)
Net cash provided by (used in) financing activities	(1,043)	8,755
Increase (decrease) in cash and cash equivalents	(1,004)	862
Effect of foreign exchange on cash and cash equivalents	73	20
Cash and cash equivalents
Beginning of year	1,398	516
End of Year	$ 467	$ 1,398

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional paid-in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive (loss) [Member]
Balance at Dec. 31, 2010	$ 15,092	$ 6	$ 7,541	$ 7,850	$ (305)
Balance, shares at Dec. 31, 2010		5,907,255
Net earnings (loss)	(60)			(60)
Stock-based compensation	254		254
Foreign currency translation adjustment	(241)				(241)
Pension adjustment, net of taxes	(277)				(277)
Balance at Dec. 31, 2011	14,768	6	7,795	7,790	(823)
Balance, shares at Dec. 31, 2011		5,907,255
Net earnings (loss)	2,990			2,990
Stock-based compensation	270		270
Foreign currency translation adjustment	133				133
Pension adjustment, net of taxes	(246)				(246)
Balance at Dec. 31, 2012	$ 17,915	$ 6	$ 8,065	$ 10,780	$ (936)
Balance, shares at Dec. 31, 2012		5,907,255

Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Organization [Abstract]
Business and Organization
1.	Business and Organization

Pioneer Power Solutions, Inc. (the "Company"), a Delaware corporation, is a manufacturer of specialty electrical equipment and provides a broad range of custom-engineered and general purpose electrical transformers for applications in the utility, industrial and commercial segments of the electrical transmission and distribution industry. The Company is headquartered in Fort Lee, New Jersey and operates from seven additional locations in the U.S., Canada and Mexico for manufacturing, centralized distribution, engineering, sales and administration.

On April 30, 2010, the Company acquired Jefferson Electric, Inc., a Wisconsin-based manufacturer and supplier of dry-type transformers.

On June 7, 2010 and August 13, 2010, the Company acquired substantially all the operating assets and then 100% of the voting and economic interests of AAER Inc., a manufacturer of wind turbines based in Quebec, Canada, to form Pioneer Wind Energy Systems Inc. In September 2011, the Company committed to a plan to divest or wind down the Pioneer Wind Energy Systems Inc. subsidiary, which business is classified in the Company's financial statements under discontinued operations.

On June 1, 2011, the Company's board of directors authorized a one-for-five reverse stock split which took effect on June 20, 2011. All share and related stock option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of shares resulting from this action.

On July 1, 2011, the Company acquired all of the capital stock of Bemag Transformer Inc., a Quebec-based manufacturer of low and medium voltage dry-type transformers and custom magnetics. Also on such date, the Company acquired all the machinery and equipment assets of Vermont Transformer, Inc., the former U.S. affiliate of Bemag Transformer Inc.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated on consolidation.

Reclassifications

Certain reclassifications have been made in prior years' financial statements to conform to the presentation used in the current year. These reclassifications have not resulted in any changes to the previously reported net income for any year.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include allowance for doubtful accounts, inventory provision, useful lives and impairment of long-lived assets, warranty accruals, income tax determination, stock-based compensation, cost of pension benefits and estimates related to purchase price allocation.

Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, (4) collectability is reasonably assured and (5) customer acceptance criteria, if any, has been successfully demonstrated. Revenue is recognized on the sale of goods, when the significant risks and rewards of ownership have been transferred to the buyer upon delivery, provided that the Company maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold. There are no further obligations on the part of the Company subsequent to revenue recognition, except when customers have the right of return or when the Company warrants the product. The Company records a provision for future returns, based on historical experience at the time of shipment of products to customers. The Company warrants some of its products against defects in design, materials and workmanship for periods ranging from one to three years depending on the model. The Company records a provision for estimated future warranty costs based on the historical relationship of warranty claims to sales at the time of shipment of products to customers. The Company periodically reviews the adequacy of its product warranties and adjusts, if necessary, the warranty percentage and accrued warranty reserve for actual experience.

The following table provides detail of change in the Company's product warranty provision, which is a component of accrued liabilities on the consolidated balance sheets for the years ended December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Balance at beginning of year	$312	$291
Increase due to acquisition during year	-	48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$211	$312

Financial Instruments

The Company estimates the fair value of its financial instruments based on current interest rates, market value and pricing of financial instruments with comparable terms. Unless otherwise indicated, the carrying value of these financial instruments approximates their fair market value.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.

Supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2012	2011
Interest paid	$936	$728
Income taxes paid	952	1,328

Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible. The Company records recoveries of trade receivables previously written off when it receives them. Management considers the Company's allowance for doubtful accounts, which was $29,000 and $54,000 as of December 31, 2012 and 2011, respectively, sufficient to cover any exposure to loss in its accounts receivable.

Long-Lived Assets

Depreciation and amortization for property, plant and equipment, and finite life intangible assets, is computed and included in cost of goods sold and in selling and administrative expense, as appropriate. Long-lived assets, consisting primarily of property, plant and equipment, are stated at cost less accumulated depreciation. Depreciation is recorded using the declining balance method for buildings, furniture and fixtures at the Company's Canadian operations. Non-Canadian property, plant and equipment are depreciated using the straight line method, based on the estimated useful lives of the assets (buildings - 25 years, machinery and equipment - 5 to 15 years, computer hardware and software - 3 to 5 years). Depreciation commences once the assets are ready for their intended use.

Finite life intangible assets consist of non-compete agreements, which have defined terms, and three categories of customer relationships for which estimated useful lives were determined based on actual historical customer attrition rates. These finite life intangible assets are amortized by the Company over periods ranging from three to twenty years.

Long-lived and finite life intangible assets are reviewed for impairment whenever events or circumstances have occurred that indicate the remaining useful life of the asset may warrant revision or that the remaining balance of the asset may not be recoverable. In addition, finite life intangible assets are tested at least once annually through quantitative analysis. Upon indications of impairment, or in the normal course of annual testing, assets and liabilities are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The measurement of possible impairment is generally estimated by the ability to recover the balance of an asset group from its expected future operating cash flows on an undiscounted basis. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof. Determining asset groups and underlying cash flows requires the use of significant judgment.

Goodwill and Indefinite Life Intangible Assets

Goodwill is tested for impairment at the reporting unit level, which is equivalent to the Company's subsidiary-level financial statements, and based on the net assets for each subsidiary, including goodwill and intangible assets. Goodwill is assigned to each operating subsidiary, as this represents the lowest level that constitutes a business for which discrete financial information is available, and is the level at which management regularly reviews operating results.

Goodwill and indefinite life intangible assets are evaluated for impairment annually, or immediately if events or other conditions indicate there may be a possible permanent loss of value, using either a quantitative or a qualitative analysis. The Company performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis. A quantitative analysis is used to determine an estimated fair value representing the amount at which a reporting unit could be bought or sold in a current transaction between willing parties on an arms-length basis. The estimated fair value of each reporting unit is derived using a discounted cash flow method based on market and reporting unit-specific assumptions, including estimated future revenues and expenses, weighted average cost of capital, capital expenditures, the useful life over which cash flows will occur and other assumptions which are considered reasonable and inherent in discounted cash flow analysis. A qualitative analysis is performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment.

Goodwill impairment testing for 2012 and 2011 was performed by using quantitative analysis, as described above, for each of the Company's reporting units having a carrying amount of goodwill. As a result of the quantitative analysis performed, the Company determined that no impairments were warranted for 2012, and 2011.

Indefinite life intangible assets primarily consist primarily of trademarks. The fair value of these assets are determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2012 and 2011, the fair value of indefinite life intangible assets exceeded their respective carrying values.

Foreign Currency Translation

The functional currency for the Companies foreign subsidiaries is the local currency in which the entity is located. The financial statements of all subsidiaries with a functional currency other than the U.S. Dollar have been translated into U.S. Dollars. All assets and liabilities of foreign operations are translated into U.S. Dollars using year-end exchange rates, and all revenues and expenses are translated at average rates during the respective period. The U.S. Dollar results that arise from such translation, as well as exchange gains and losses on intercompany balances of a long-term investment nature, are included in the cumulative currency translation adjustments in accumulated other comprehensive income in stockholders' equity.

Income Taxes

The Company accounts for income taxes under the asset and liability method, based on the income tax laws and rates in the countries in which operations are conducted and income is earned. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Developing the provision for income taxes requires significant judgment and expertise in federal, international and state income tax laws, regulations and strategies, including the determination of deferred tax assets and liabilities and, if necessary, any valuation allowances that may be required for deferred tax assets. The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. The Company believes that the deferred tax asset recorded as of December 31, 2012, is realizable through future reversals of existing taxable temporary differences and future taxable income. If the Company was to subsequently determine that it would be able to realize deferred tax assets in the future in excess of its net recorded amount, an adjustment to deferred tax assets would increase earnings for the period in which such determination was made. The Company will continue to assess the adequacy of the valuation allowance on a quarterly basis. The Company's judgments and tax strategies are subject to audit by various taxing authorities.

The objective of accounting for income taxes is to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences or events that have been recognized in the Company's financial statements or tax returns. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position (see "Unrecognized Tax Benefits" below).

Interest and penalties are grouped with interest expense on the consolidated statement of earnings.

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") "Income Taxes" ("ASC 740"). ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws.

Sales Tax

The Company discloses the amount of those taxes that are recognized on a gross basis in interim and annual financial statements for each period for which an income statement is presented if those amounts are significant. While the amounts are not material, the Company's policy is to present such taxes on a net basis in the consolidated statements of earnings.

Share-Based Payments

The Company accounts for share based payments in accordance with the provisions of FASB ASC 718 "Compensation - Stock Compensation" and accordingly recognizes in its financial statements share based payments at their fair value. In addition, it recognizes in the financial statements an expense based on the grant date fair value of stock options granted to employees and directors. The expense is recognized on a straight line basis over the expected option life while taking into account the vesting period and the offsetting credit is recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital is recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock based awards. The Company uses the Black-Scholes Merton option pricing model to determine the fair value of the options. Non-employee members of the Board of Directors are deemed to be employees for the purposes of recognizing share-based compensation expense.

Employee Benefit Plan

The Company sponsors a defined benefit plan as described in Note 15. The cost of pension benefits earned by employees is actuarially determined using the accumulated benefit method and a discount rate, used to measure interest cost on the accrued employee future benefit obligation, based on market interest rates on high-quality debt instruments with maturities that match the timing and benefits expected to be paid by the plan. Plan assets are valued using current market values and the expected return on plan assets is based on the fair value of the plan assets.

The costs that relate to employee current service are charged to income annually.

The transitional obligation created upon adoption of the FASB ASC 715 "Compensation - Retirement Benefits" is amortized over the average remaining service period of employees. For a given year, unrecognized actuarial gains or losses are recognized into income if the unamortized balance at the beginning of the year is more than 10% of the greater of the plan asset or liability balance. Any unrecognized actuarial gain or loss in excess of this threshold is recognized in income over the remaining service period of the employees.

The Company reflects the funded status of its defined pension plans as a net asset or net liability in its balance sheet, with an offsetting amount in accumulated other comprehensive income, and recognizes changes in that funded status in the year in which the changes occur through comprehensive income.

Inventories

Inventories are stated at the lower of cost or market using first-in, first-out (FIFO) or weighted-average methods and include the cost of materials, labor and manufacturing overhead. The Company uses estimates in determining the level of reserves required to state inventory at the lower of cost or market. The Company estimates are based on market activity levels, production requirements, the physical condition of products and technological innovation. Changes in any of these factors may result in adjustments to the carrying value of inventory.

Earnings Per Share

Basic earnings per share is computed by dividing the earnings for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the earnings for the period by the weighted average number of common and common equivalent shares outstanding during the period. Potentially dilutive securities composed of incremental common shares issuable upon the exercise of stock options or warrants was included in diluted earnings per share since the exercise price of some of the Company's stock options and/or warrants were in the money (see Note 18 "Basic and Diluted Earnings Per Share").

Fair Value Measurements

FASB ASC 820 "Fair Value Measurement and Disclosure" applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 establishes a framework for measuring fair value in U.S GAAP, and expands disclosure about fair value measurements. ASC 820 enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. ASC 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The fair value represents management's best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business approximate fair value because of the relatively short period of time between their origination and expected realization. These items have been classified as Level 1.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
3.	Recent Accounting Pronouncements

The Company adopted certain amendments to Accounting Standards Codification ("ASC") 820, "Fair Value Measurements," effective January 1, 2012. These amendments include a consistent definition of fair value, enhanced disclosure requirements for "Level 3" fair value adjustments and other changes to required disclosures. Their adoption did not have a material impact on the Company's consolidated financial statements.

The Company adopted the amendments to ASC 220, "Comprehensive Income," effective January 1, 2012. The amendments pertained to presentation and disclosure only.

The Company adopted the amendments to ASC 350, "Intangibles-Goodwill and Others," effective January 1, 2012. The amended guidance allows the Company to do an initial qualitative assessment of relevant events and circumstances to determine if fair value of a reporting unit is more likely than not to be less than its carrying value, prior to performing the two-step quantitative goodwill impairment test. The adoption of these amendments did not have a material impact on the Company's consolidated financial statements.

In July 2012, the Financial Accounting Standards Board amended ASC 350 to provide the option to do an initial qualitative assessment of relevant events and circumstances prior to calculating the fair value of an indefinite-lived intangible asset. This amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company will comply with the requirements of this pronouncement when it becomes effective. This pronouncement is not expected to have a material impact on our consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
4.	Acquisitions

On July 1, 2011, 7834080 Canada Inc., an indirect wholly-owned subsidiary of the Company, completed the acquisition of all of the capital shares of Bemag Transformer Inc. Pursuant to the share purchase agreement, as amended, all the capital shares of Bemag Transformer Inc. were purchased in a transaction valued at approximately $9.1 million, which amount includes approximately $2.8 million of Bemag Transformer Inc.'s former revolving and long-term debt which was repaid by the Company at closing.

The transaction was accounted for under the purchase method of accounting. Under the purchase method of accounting, the total estimated purchase price is allocated to the tangible and intangible assets acquired and liabilities assumed in connection with the acquisition, based on their estimated fair values as of the effective date of the acquisition. Goodwill arising from the acquisition has been determined as the excess of the purchase price over the net of the amounts assigned to acquired assets and liabilities assumed.

The allocation of the purchase price was as follows (in thousands):

Purchase Price:
Cash	$6,231
Debt repaid at closing	2,830
Total consideration	$9,061
Purchase Price Allocation:
Cash and cash equivalents	-
Accounts receivable	2,870
Inventory	3,040
Prepaid expenses	30
Deferred income taxes	3
Income taxes receivable	181
Property and equipment	3,488
Accounts payable and accrued liabilities	(2,683)
Deferred tax liabilities	(744)
Net tangible assets acquired	6,185
Intangible assets acquired	1,476
Goodwill	1,400
Total purchase price	$9,061

Identifiable intangible assets having finite lives arising from the acquisition were valued at $0.9 million, consisting primarily of customer relationships and a non-compete agreement. These intangible assets are amortized on a straight-line basis with a weighted average remaining useful life of 13.5 years. None of these definite-lived intangible assets acquired are deductible for tax purposes. Indefinite-lived intangible assets acquired are valued at $0.6 million and consist of trademarks and certain technology-related industry accreditations, neither of which are deductible for tax purposes. The excess of the purchase price over the aggregate fair values, which was approximately $1.4 million, was recorded as goodwill. Goodwill has an indefinite life, is not subject to amortization and is not deductible for tax purposes. Goodwill arising from the acquisition is tested for impairment at least annually (more frequently if indicators of impairment arise). In the event that management determines that the goodwill has become impaired, the Company will incur an accounting charge for the amount of the impairment during the fiscal quarter in which the determination is made.

The Company incurred acquisition transaction costs of approximately $0.3 million for the year ended December 31, 2011. These costs were expensed in 2011.

On July 1, 2011, 7834080 Canada Inc., an indirect wholly-owned subsidiary of the Company, entered into an equipment purchase agreement with the shareholders of Vermont Transformer, Inc., the former U.S. affiliate of Bemag Transformer Inc. On such date, all of the equipment used by Vermont Transformer, Inc. in the operation of its business was acquired in exchange for $1.6 million. For accounting purposes the transaction was treated as a purchase of assets and the amount of consideration paid, plus transaction expenses, was attributed to the assets acquired consisting solely of machinery and equipment.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations
5.	Discontinued Operations

During September 2011, the Company committed to a plan to divest or wind down its Pioneer Wind Energy Systems Inc. subsidiary which was established by the Company in 2010 to market its utility scale wind turbine designs, after-sales services and equipment financing to community wind and industrial customers. This decision was part of the Company's strategy to focus on businesses that create the most shareholder value. The decision to divest or wind down the business resulted in a non-cash asset impairment charge of $1.6 million to adjust the carrying value of the subsidiary's assets to their fair value. This impairment charge was recognized in the third quarter of 2011 on certain inventory, property, plant and equipment and other assets. In addition, at the time the Company decided to discontinue this business the Company also recognized a $0.6 million charge related to expected future severance, rent and insurance payment obligations associated with the decision.

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Year Ended December 31,
	2012	2011
Net sales	$230	$-
Gain (loss) from operations of discontinued business (1)	(199)	(2,531)
Income tax expense	-	-
Gain (loss) from discontinued operations, net of tax	$(199)	$(2,531)

(1)	Loss from operations before tax in 2011 includes non-cash asset impairment charges of $1.6 million.

The following is a summary of the assets and liabilities of discontinued operations (in thousands):

December 31, 2012
Prepaid expenses and other current assets	$47
Assets of discontinued operations	$47

Accounts payable	$10
Accrued liabilities	114
Liabilities of discontinued operations	$124

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
6.	Inventories

The components of inventories are summarized below (in thousands):

	December 31,	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711

Included in raw materials are goods in transit of approximately $0.3 million (2011 - $0.3 million).

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.	Property, Plant and Equipment

Property, plant and equipment are summarized below (in thousands):

	December 31,	December 31,
	2012	2011
Land	$113	$7
Buildings	3,091	1,996
Machinery and equipment	11,738	11,108
Furniture and fixtures	209	195
Computer hardware and software	929	742
Leasehold improvements	57	54
Construction in progress	397	169
	16,534	14,271
Less: accumulated depreciation	(5,597)	(4,288)
Total property, plant and equipment, net	$10,937	$9,983

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the years ended December 31, 2012 and 2011 consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization		(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(285)
Foreign currency translation	30	29
Balance as of December 31, 2012	$6,892	$5,329

The components of intangible assets at December 31, 2012 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(617)	$(28)	$2,317
Non-compete agreement	95	(64)	(1)	30
Trademarks	2,049	-	(8)	2,041
Technology-related industry accreditations	950	-	(9)	941
Total intangible assets	$6,056	$(681)	$(46)	$5,329

Future scheduled annual amortization expense for finite life intangible assets is as follows (in thousands):

Years Ending December 31,	Total
2013	$284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
$2,347

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt
9.	Debt

Canadian Credit Facilities

In June 2011, Pioneer Electrogroup Canada Inc., a wholly owned subsidiary of the Company and the parent company of the Company's active Canadian subsidiaries, Pioneer Transformers Ltd. and Bemag Transformer Inc. (the "Borrowers"), entered into a letter loan agreement with the Company's Canadian bank (the "Canadian Facilities") that replaced and superseded all of the Company's prior financing arrangements with such bank. Bemag Transformer Inc. became a party to the Canadian Facilities on July 1, 2011, upon the acquisition of all of its capital shares by the Company.

The Canadian Facilities provide for up to $23.0 million CAD (approximately $23.1 million expressed in U.S. dollars) consisting of a $10.0 million demand revolving credit facility ("Facility A") to finance ongoing operations, a $2.0 million term credit facility ("Facility B") that financed a plant expansion, a $10.0 million term credit facility ("Facility C") to finance acquisitions, capital expenditures or to provide funding to the Company, a $50,000 Corporate MasterCard credit facility ("Facility D") and a $1.0 million foreign exchange settlement risk facility ("Facility E").

The Canadian Facilities are secured by a first-ranking lien in the amount of approximately $25 million CAD on all of the present and future movable and immovable property of the Borrowers and their subsidiaries.

The Canadian Facilities require the Borrowers to comply on a consolidated basis with various financial covenants, including maintaining a minimum fixed charge coverage ratio of 1.25, a maximum funded debt to EBITDA ratio of 2.75 and a limitation on funded debt to less than 60% of capitalization. The Canadian Facilities also restrict the ability of the Borrowers to, among other things, (i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.'s previous year's net income.

Facility A is subject to margin criteria and borrowings bear interest at the bank's prime rate plus 0.50% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 0.50% per annum or LIBOR plus 2.00% per annum on amounts borrowed in U.S. dollars.

Borrowings under Facility B bear interest at the bank's prime rate plus 1.00% per annum with principal repayments becoming due on a five year amortization schedule.

Borrowings under Facility C are repayable according to a five year principal amortization schedule and bear interest at the following rates: if the funded debt to EBITDA ratio is equal to or greater than 2.00, the bank's prime rate plus 1.25% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.25% per annum or LIBOR plus 2.50% per annum on amounts borrowed in U.S. dollars; or, if the funded debt to EBITDA ratio is less than 2.00, the bank's prime rate plus 1.00% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.00% per annum or LIBOR plus 2.25% per annum on amounts borrowed in U.S. dollars. In addition, Facility C is subject to a standby fee which is calculated monthly using the unused portion of the facility at either 0.625% per annum if the funded debt to EBITDA ratio is equal to or greater than 2.00, or 0.5625% per annum if the funded debt to EBITDA ratio is less than 2.00.

As of December 31, 2012, the Company had approximately $10.8 million in U.S. dollar equivalents outstanding under the Canadian Facilities and was in compliance with its financial covenant requirements. The Company's borrowings consisted of approximately $0.2 million outstanding under Facility A, $1.5 million outstanding under Facility B, and $9.1 million outstanding under Facility C.

United States Credit Facilities

In January 2008, the Company's Jefferson Electric, Inc. subsidiary entered into a bank loan agreement with a U.S. bank that included a revolving credit facility and a term credit facility (the "U.S. Facilities"). As of April 30, 2010, the date the Company acquired Jefferson Electric, Inc., final payment of all outstanding amounts under the U.S. Facilities became due on October 31, 2011. The interest rate under the revolving credit facility was equal to the greater of the bank's reference rate or 6.5% per annum. The interest rate under the term credit facility was 7.27% annually.

In November 2011, Jefferson Electric, Inc. revised its financing arrangement and extended the maturity date of the U.S. Facilities to October 31, 2012. The amended loan agreement provided for an increase in the borrowing base limit of the revolving credit facility to $6.0 million and a decrease in the interest rate to the bank's reference rate plus 2.0%. In connection with the amendment, the Company prepaid $250,000 under the term credit facility in November 2011 and made an additional prepayment of $750,000 in January 2012. The interest rate under the term credit facility was reduced to 6.0% annually, with monthly payments of principal and accrued interest calculated based on a 5-year term and a final payment of all outstanding amounts due on October 31, 2012. In addition, the Company entered into a guaranty agreement with respect to Jefferson Electric, Inc.'s obligations under the U.S. Facilities.

In October 2012, Jefferson Electric, Inc. revised its financing arrangement and extended the maturity date of the U.S. Facilities to October 31, 2013. The interest rate under the revolving credit facility was reduced to a floating rate subject to a pricing grid, ranging from 2.25% to 3.50% above one month LIBOR, which can result in increases or decreases to the borrowing spread depending on Jefferson Electric, Inc.'s debt service coverage ratio. The term credit facility, which was repaid in full during July 2012, was removed from the U.S. Facilities in its entirety. Borrowings under the U.S. Facilities are collateralized by substantially all the U.S. assets of Jefferson Electric, Inc., and an officer of the subsidiary is a guarantor. The U.S. Facilities, as amended, require Jefferson Electric, Inc. to comply with certain financial covenants, including a requirement to exceed a minimum target for tangible net worth and maintain a minimum debt service coverage ratio. The U.S. Facilities also restrict Jefferson Electric, Inc.'s ability to pay dividends or make distributions, advances or other transfers of assets.

As of December 31, 2012, Jefferson Electric, Inc. had approximately $4.9 million outstanding under the revolving credit facility and was in compliance with its financial covenant requirements.

Nexus Promissory Note

On July 25, 2012, the Company's indirect wholly owned Mexican subsidiary, Nexus Magneticos de Mexico, S. de R.L. de C.V. ("Nexus"), entered into a term loan agreement with GE CF Mexico, S.A. de C.V. ("GE Capital Mexico"). At closing, GE Capital Mexico advanced to Nexus $1.65 million under the term loan agreement, less a non-refundable commission of 1% and less a pledge of cash representing 10% of the loan amount. Immediately upon receiving the term loan advance, Nexus made an intercompany loan in the same principal amount to Jefferson Electric, Inc., its controlling shareholder. In turn, Jefferson Electric, Inc. used the intercompany loan proceeds to repay a portion of its outstanding secured indebtedness owed to its U.S. bank. The net proceeds were used by Jefferson Electric, Inc. to fully repay the principal and accrued interest that was then outstanding under its term credit facility with its U.S. bank, as well as to reduce the outstanding balance under its revolving credit facility.

The term loan from GE Capital Mexico is payable in 60 consecutive monthly installments and bears interest, payable monthly, at a rate of 6.93% per annum. The term loan may be prepaid by Nexus in increments of at least $100,000, subject to the application of certain prepayment and other fees as established in the term loan agreement. The term loan agreement contains customary representations and warranties, affirmative and negative covenants and events of default, including covenants that restrict Nexus' ability to create certain liens, incur additional liabilities, make certain types of investments, engage in mergers, consolidations, significant asset sales and affiliate transactions, pay dividends, redeem or repurchase outstanding equity and make capital expenditures.

The obligations of Nexus under the term loan are secured by (i) a pledge of cash in the amount of 10% of the term loan amount, (ii) a trust agreement, pursuant to which Nexus and Jefferson Electric, Inc. transferred title to substantially all of their equipment and machinery assets located in Mexico to a Mexican bank as trustee, to serve as security for all of Nexus' obligations under the term loan agreement, and (iii) a corporate guaranty by the Company of all of Nexus' obligations under the term loan agreement.

Capital Lease Obligations

As of December 31, 2012, the Company had equipment loans and capital lease obligations remaining of $3,000 bearing interest at rates varying from 0.0% to 18.8% and are repayable in monthly installments. These obligations are scheduled to be paid in full by December 2013.

Long-term debt consists of the following (in thousands):

	December 31,	December 31,
	2012	2011
Revolving credit facilities	$5,141	$6,199
Term credit facilities	10,615	11,669
Nexus promissory note	1,371	-
Capital lease obligations	3	17
Total debt and capital lease obligations	17,130	17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	$9,795	$9,015

The annual maturities of long-term debt at December 31, 2012, were as follows (in thousands):

Long-term
debt
Years Ending December 31,	maturities
2013	$7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total long-term debt maturities	$17,130

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets
10.	Other Assets

In December 2011 and January 2012, the Company's Pioneer Transformers Ltd. subsidiary funded two promissory notes, each in the amount of $0.3 million, due from a developer of a renewable energy project in the U.S. The promissory notes accrue interest at a rate of 4.5% per annum with a final payment of all unpaid principal and interest becoming fully due and payable upon the earlier to occur of (i) the four year anniversary of the issuance date of the promissory notes, or (ii) an event of default. As defined in the promissory notes, an event of default includes, but is not limited to, the following: any bankruptcy, reorganization or similar proceeding involving the borrower, a sale or transfer of substantially all the assets of the borrower, a default by the borrower relating to any indebtedness due to third parties, the incurrence of additional indebtedness by the borrower without the Company's written consent and failure of the borrower to perform its obligations pursuant to its other agreements with the Company, including its purchase order for pad mount transformers.

Also included in Other Assets are deferred financing costs of $0.2 million at December 31, 2012.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments
11.	Commitments

The Company leases certain offices, facilities and equipment under operating leases expiring at various dates through 2016. At December 31, 2012 the minimum annual lease commitments under the leases having terms in excess of one year were as follows (in thousands):

Operating
Years Ending December 31,	leases
2013	$310
2014	85
2015	56
2016	27
2017	3
Thereafter	-
Total lease commitments	$481

Rent and lease expense was approximately $0.8 million and $0.6 million for 2012 and 2011, respectively.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
12.	Shareholders' Equity

The Company had common stock, $0.001 par value, outstanding of 5,907,255 shares as of December 31, 2012 and December 31, 2011, respectively.

As of December 31, 2012, the Company had warrants outstanding to purchase 640,000 shares of common stock with an average exercise price of approximately $14.00 per share. The warrants expire on dates beginning on December 2, 2014 and ending on April 30, 2015. No warrants were exercised during the years ended December 31, 2012 and 2011.

The board of directors is authorized, subject to any limitations prescribed by law, without further vote or action by the shareholders, to issue from time to time up to 5,000,000 shares of preferred stock, $0.001 par value, in one or more series. Each such series of preferred stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
13.	Stock-Based Compensation

On December 2, 2009, the Company adopted the 2009 Equity Incentive Plan (the "2009 Plan") for the purpose of issuing incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, restricted stock, stock appreciation rights, performance unit awards and stock bonus awards to employees, directors, consultants and other service providers. A total of 320,000 shares of common stock are reserved for issuance under the 2009 Plan. Options may be granted under the 2009 Plan on terms and at prices as determined by the board of directors or by the plan administrators appointed by the board of directors.

On May 11, 2011, the board of directors of the Company adopted the Pioneer Power Solutions, Inc. 2011 Long-Term Incentive Plan (the "2011 Plan") which was subsequently approved by stockholders of the Company on May 31, 2011. The 2011 Plan replaces and supersedes the 2009 Plan. The Company's outside directors and employees, including the Company's principal executive officer, principal financial officer and other named executive officers, and certain contractors are all eligible to participate in the 2011 Plan. The 2011 Plan allows for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem, and upon such terms as are determined by the Board or a committee of the Board that is designated to administer the Plan. Subject to certain adjustments, the maximum number of shares of the Company's common stock that may be delivered pursuant to awards under the 2011 Plan is 700,000 shares. As of December 31, 2012, 168,400 stock options had been granted, consisting of 107,200 incentive stock options and 61,200 non-qualified stock options.

Expense for stock-based compensation recorded for the years ended December 31, 2012 and 2011 was approximately $0.3 million and $0.3 million, respectively. All of the stock-based compensation expense is included in selling, general and administrative expenses in the accompanying consolidated statements of earnings. As of December 31, 2012, the Company had total stock-based compensation expense remaining to be recognized of approximately $0.1 million.

The fair value of the stock options granted during the years ended December 31, 2012 and 2011was measured using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2012	2011
Expected Volatility	39 - 43%	46 - 50%
Expected life	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	0.70 - 1.34%	1.49 - 2.55%
Dividend yield	0%	0%

A summary of stock option activity for the years ended December 31, 2012 and 2011, and changes during the years then ended is presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2010	110,000	$15.29	-	-
Granted	8,400	12.29	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance December 31, 2011	118,400	$15.07	7.0	$-
Exercisable as of December 31, 2011	38,000	$15.29	7.0	$-

Balance December 31, 2011	118,400	$15.07	7.0	$-
Granted	50,000	4.22	7.9	74,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2012	168,400	$11.85	6.6	$74,500
Exercisable as of December 31, 2012	78,933	$15.09	6.1	$-

Intrinsic value is the difference between the market value of the stock at December 31, 2012 and the exercise price which is aggregated for all options outstanding and exercisable. A summary of the weighted-average grant-date fair value of options, total intrinsic value of options exercised, and cash receipts from options exercised is shown below (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Weighted-average fair value of options granted (per share)	$1.54	$5.20	$6.70
Intrinsic value gain of options exercised	-	-	-
Cash receipts from exercise of options	-	-	-

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
14.	Income Taxes

The components of the income tax provision were as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current
Federal	$-	$104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)

Total income tax provision	$1,733	$773

The components of earnings before income taxes are summarized below (in thousands):

	Year Ended December 31,
	2012	2011
U.S. operations	$(343)	$(540)
Foreign	5,265	3,784

Income from continuing operations before income taxes	$4,922	$3,244

A reconciliation from the statutory U.S. income tax rate and the Company's effective income tax rate, as computed on earnings before income taxes, is as follows:

	Year Ended December 31,
	2012	2011
Federal Income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(8)	(9)
Uncertain tax positions	1	3
Foreign tax recovery	-	(11)
Other	7	6
Effective income tax expense rate	35%	24%

The Company's provision for income taxes reflects an effective tax rate on earnings before income taxes of 35% in 2012 (24% in 2011). The increase in effective tax rate during 2012 primarily reflects a tax recovery recognized in 2011 for a settlement reached with the Canadian tax authority that partially reversed an assessment recorded in 2008.

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2012	2011
Current deferred income taxes
Gross assets	$563	$753
Gross liabilities	-	-
Net current deferred income tax asset	563	753

Noncurrent deferred income taxes
Gross assets	700	679
Gross liabilities	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset	(2,292)	(2,622)
Deferred liability, net	$(1,729)	$(1,869)

The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Canada net operating loss carry forwards	$244	$53
Pension plan	253	155
Foreign tax credits	497	455
Property and equipment	-	404
Other	269	365
	1,263	1,432
Less valuation allowance	-	-
Net deferred tax assets	1,263	1,432
Deferred tax liabilities
Other	(2,992)	(3,301)
Deferred liability, net	$(1,729)	$(1,869)

The Company believes that its deferred tax assets in other tax jurisdictions are more likely than not realizable through future reversals of existing taxable temporary differences and its estimate of future taxable income.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows (in thousands):

UTP
Balance as of December 31, 2010	$161
Increases related to tax positions taken during the period	104
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2011	265
Increases related to tax positions taken during the period	52
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2012	$317

The Company's policy is to recognize interest and penalties related to income tax matters as interest expense.

Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company's tax audits are resolved in a manner not consistent with management's expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs. Although timing of the resolution and/or closure of audits is highly uncertain, the Company does not believe it is reasonably possible that its unrecognized tax benefits would materially change in the next twelve months.

Pension Plan	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Pension Plan
15.	Pension Plan

A Canadian subsidiary of the Company sponsors a defined benefit pension plan in which a majority of its employees are members. The employer contributes 100% to the plan. The benefits, or the rate per year of credit service, are established by the Company's subsidiary and updated at its discretion.

Cost of Benefits

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current service cost, net of employee contributions	$32	$25
Interest cost on accrued benefit obligation	140	149
Expected return on plan assets	(156)	(159)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	46	33
Total cost of benefit	$85	$71

Benefit Obligation

The Company's obligation for the pension plan is valued annually as of the beginning of each fiscal year. The projected benefit obligation represents the present value of benefits ultimately payable to plan participants for both past and future services expected to be provided by the plan participants.

The Company's obligations pursuant to the pension plan are as follows (in thousands):

	December 31,
	2012	2011
Projected benefit obligation, at beginning of year	$2,911	$2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)	-
Impact of change in discount rate	395	229
Impact in change of assumptions	36	-
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$3,383	$2,911

A summary of expected benefit payments related to the pension plan is as follows (in thousands):

Year ending December 31,	Pension Plan

2013	$201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$1,214

Other changes in plan assets and benefit obligations recognized in other comprehensive income are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Net loss	$407	$432
Amortization of prior service cost	(9)	(8)
Amortization of gain	(47)	(32)
Amortization of transitional asset	(13)	(13)
	338	379
Taxes	(92)	(102)
Total recognized in other comprehensive income, net of taxes	$246	$277

The estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $47,000. The estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $9,000. The estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year amounts to approximately $13,000.

The accumulated other comprehensive loss consists of the following amounts that have not yet been recognized as components of net benefit cost (in thousands):

	December 31,
	2012	2011
Unrecognized prior service cost	$120	$129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
	$1,239	$993

Plan Assets

Assets held by the pension plan are invested in accordance with the provisions of the Company's approved investment policy. The pension plan's strategic asset allocation was structured to reduce volatility through diversification and enhance return to approximate the amounts and timing of the expected benefit payments. The asset allocation for the pension plan at the end of fiscal years 2012 and 2011 and the target allocation for fiscal year 2013, by asset category, is as follows:

	Allocation at December 31,		2013 Target
	2012	2011	Allocation
Equity securities	57%	58%	57%
Fixed income securities	30	34	30
Real estate	9	6	9
Other	4	2	4
Total	100%	100%	100%

The fair market values, by asset category are as follows (in thousands):

	December 31,
	2012	2011
Equity securities	$1,451	$1,359
Fixed income securities	764	795
Real estate	229	141
Other	102	47
Total	$2,546	$2,342

The Company has classified the assets as level 1. Changes in the assets held by the pension plan in the years 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Fair value of plan assets, at beginning of year	$2,342	$2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	34
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$2,546	$2,342

Contributions

The Company's policy is to fund the pension plan at or above the minimum required by law. The Company made $0.2 million of contributions to its defined benefit pension plan in each of the 2012 and 2011 years. The Company expects to make contributions of less than $0.2 million to the defined benefit pension plan in 2013. Changes in the discount rate and actual investment returns which continue to remain lower than the long-term expected return on plan assets could result in the Company making additional contributions.

Funded Status

The funded status of the pension plan is as follows (in thousands):

	December 31,
	2012	2011
Projected benefit obligation	$3,383	$2,911
Fair value of plan assets	2,546	2,342
Accrued obligation (long term)	$837	$569

Assumptions

Assumptions used in accounting for the pension plan are as follows:

	December 31,
	2012	2011
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%

To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market related value of the assets which reduces the underlying variability in assets to which the Company applies that expected return. The Company amortizes gains and losses as well as the effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.

Primary actuarial assumptions are determined as follows:

The expected long-term rate of return on plan assets is based on the Company's estimate of long-term returns for equities and fixed income securities weighted by the allocation of assets in the plans. The rate is impacted by changes in general market conditions, but because it represents a long-term rate, it is not significantly impacted by short-term market swings. Changes in the allocation of plan assets would also impact this rate.

The assumed discount rate is used to discount future benefit obligations back to today's dollars. The discount rate is reflective of yield rates on U.S. long-term investment grade corporate bonds on and around the December 31 valuation date. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase the Company's obligation and expense.

Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers [Abstract]
Major Customers
16.	Major Customers
Sales to two customers accounted for approximately 19% and 12% of the Company's sales in 2012 (21% and 11% in 2011).

Geographical Information	12 Months Ended
Dec. 31, 2012
Geographical Information [Abstract]
Geographical Information
17.	Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2012	2011
Canada	$53,238	$42,258
United States	30,296	25,390
Others	426	1,142
Total	$83,960	$68,790

The distribution of the Company's property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,	December 31,
	2012	2011
Canada	$7,202	$5,902
United States	174	283
Mexico	3,561	3,798
Total	$10,937	$9,983

Basic and Diluted Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Common Share [Abstract]
Basic and Diluted Earnings Per Common Share
18.	Basic and Diluted Earnings Per Common Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. The Company's employee and director stock option awards, as well as incremental shares issuable upon exercise of warrants, are not considered in the calculations if the effect would be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2012	2011
Numerator:
Earnings from continuing operations	$3,189	$2,471

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	6	-
Net dilutive effect of warrants outstanding	-	42
Denominator for diluted earnings per common share	5,913	5,949

Earnings from continuing operations per common share:
Basic	$0.54	$0.42
Diluted	$0.54	$0.42

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	112
Warrants	640	410

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated on consolidation.

Reclassifications

Reclassifications

Certain reclassifications have been made in prior years' financial statements to conform to the presentation used in the current year. These reclassifications have not resulted in any changes to the previously reported net income for any year.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include allowance for doubtful accounts, inventory provision, useful lives and impairment of long-lived assets, warranty accruals, income tax determination, stock-based compensation, cost of pension benefits and estimates related to purchase price allocation.

Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Revenue Recognition

Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, (4) collectability is reasonably assured and (5) customer acceptance criteria, if any, has been successfully demonstrated. Revenue is recognized on the sale of goods, when the significant risks and rewards of ownership have been transferred to the buyer upon delivery, provided that the Company maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold. There are no further obligations on the part of the Company subsequent to revenue recognition, except when customers have the right of return or when the Company warrants the product. The Company records a provision for future returns, based on historical experience at the time of shipment of products to customers. The Company warrants some of its products against defects in design, materials and workmanship for periods ranging from one to three years depending on the model. The Company records a provision for estimated future warranty costs based on the historical relationship of warranty claims to sales at the time of shipment of products to customers. The Company periodically reviews the adequacy of its product warranties and adjusts, if necessary, the warranty percentage and accrued warranty reserve for actual experience.

The following table provides detail of change in the Company's product warranty provision, which is a component of accrued liabilities on the consolidated balance sheets for the years ended December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Balance at beginning of year	$312	$291
Increase due to acquisition during year	-	48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$211	$312

Financial Instruments

Financial Instruments

The Company estimates the fair value of its financial instruments based on current interest rates, market value and pricing of financial instruments with comparable terms. Unless otherwise indicated, the carrying value of these financial instruments approximates their fair market value.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.

Supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2012	2011
Interest paid	$936	$728
Income taxes paid	952	1,328

Accounts Receivable

Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible. The Company records recoveries of trade receivables previously written off when it receives them. Management considers the Company's allowance for doubtful accounts, which was $29,000 and $54,000 as of December 31, 2012 and 2011, respectively, sufficient to cover any exposure to loss in its accounts receivable.

Long-Lived Assets

Long-Lived Assets

Depreciation and amortization for property, plant and equipment, and finite life intangible assets, is computed and included in cost of goods sold and in selling and administrative expense, as appropriate. Long-lived assets, consisting primarily of property, plant and equipment, are stated at cost less accumulated depreciation. Depreciation is recorded using the declining balance method for buildings, furniture and fixtures at the Company's Canadian operations. Non-Canadian property, plant and equipment are depreciated using the straight line method, based on the estimated useful lives of the assets (buildings - 25 years, machinery and equipment - 5 to 15 years, computer hardware and software - 3 to 5 years). Depreciation commences once the assets are ready for their intended use.

Finite life intangible assets consist of non-compete agreements, which have defined terms, and three categories of customer relationships for which estimated useful lives were determined based on actual historical customer attrition rates. These finite life intangible assets are amortized by the Company over periods ranging from three to twenty years.

Long-lived and finite life intangible assets are reviewed for impairment whenever events or circumstances have occurred that indicate the remaining useful life of the asset may warrant revision or that the remaining balance of the asset may not be recoverable. In addition, finite life intangible assets are tested at least once annually through quantitative analysis. Upon indications of impairment, or in the normal course of annual testing, assets and liabilities are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The measurement of possible impairment is generally estimated by the ability to recover the balance of an asset group from its expected future operating cash flows on an undiscounted basis. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof. Determining asset groups and underlying cash flows requires the use of significant judgment.

Goodwill and Indefinite Life Intangible Assets

Goodwill and Indefinite Life Intangible Assets

Goodwill is tested for impairment at the reporting unit level, which is equivalent to the Company's subsidiary-level financial statements, and based on the net assets for each subsidiary, including goodwill and intangible assets. Goodwill is assigned to each operating subsidiary, as this represents the lowest level that constitutes a business for which discrete financial information is available, and is the level at which management regularly reviews operating results.

Goodwill and indefinite life intangible assets are evaluated for impairment annually, or immediately if events or other conditions indicate there may be a possible permanent loss of value, using either a quantitative or a qualitative analysis. The Company performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis. A quantitative analysis is used to determine an estimated fair value representing the amount at which a reporting unit could be bought or sold in a current transaction between willing parties on an arms-length basis. The estimated fair value of each reporting unit is derived using a discounted cash flow method based on market and reporting unit-specific assumptions, including estimated future revenues and expenses, weighted average cost of capital, capital expenditures, the useful life over which cash flows will occur and other assumptions which are considered reasonable and inherent in discounted cash flow analysis. A qualitative analysis is performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment.

Goodwill impairment testing for 2012 and 2011 was performed by using quantitative analysis, as described above, for each of the Company's reporting units having a carrying amount of goodwill. As a result of the quantitative analysis performed, the Company determined that no impairments were warranted for 2012, and 2011.

Indefinite life intangible assets primarily consist primarily of trademarks. The fair value of these assets are determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2012 and 2011, the fair value of indefinite life intangible assets exceeded their respective carrying values.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for the Companies foreign subsidiaries is the local currency in which the entity is located. The financial statements of all subsidiaries with a functional currency other than the U.S. Dollar have been translated into U.S. Dollars. All assets and liabilities of foreign operations are translated into U.S. Dollars using year-end exchange rates, and all revenues and expenses are translated at average rates during the respective period. The U.S. Dollar results that arise from such translation, as well as exchange gains and losses on intercompany balances of a long-term investment nature, are included in the cumulative currency translation adjustments in accumulated other comprehensive income in stockholders' equity.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, based on the income tax laws and rates in the countries in which operations are conducted and income is earned. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Developing the provision for income taxes requires significant judgment and expertise in federal, international and state income tax laws, regulations and strategies, including the determination of deferred tax assets and liabilities and, if necessary, any valuation allowances that may be required for deferred tax assets. The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. The Company believes that the deferred tax asset recorded as of December 31, 2012, is realizable through future reversals of existing taxable temporary differences and future taxable income. If the Company was to subsequently determine that it would be able to realize deferred tax assets in the future in excess of its net recorded amount, an adjustment to deferred tax assets would increase earnings for the period in which such determination was made. The Company will continue to assess the adequacy of the valuation allowance on a quarterly basis. The Company's judgments and tax strategies are subject to audit by various taxing authorities.

The objective of accounting for income taxes is to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences or events that have been recognized in the Company's financial statements or tax returns. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position (see "Unrecognized Tax Benefits" below).

Interest and penalties are grouped with interest expense on the consolidated statement of earnings.

Unrecognized Tax Benefits

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") "Income Taxes" ("ASC 740"). ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws.

Sales Tax

Sales Tax

The Company discloses the amount of those taxes that are recognized on a gross basis in interim and annual financial statements for each period for which an income statement is presented if those amounts are significant. While the amounts are not material, the Company's policy is to present such taxes on a net basis in the consolidated statements of earnings.

Share-Based Payments

Share-Based Payments

The Company accounts for share based payments in accordance with the provisions of FASB ASC 718 "Compensation - Stock Compensation" and accordingly recognizes in its financial statements share based payments at their fair value. In addition, it recognizes in the financial statements an expense based on the grant date fair value of stock options granted to employees and directors. The expense is recognized on a straight line basis over the expected option life while taking into account the vesting period and the offsetting credit is recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital is recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock based awards. The Company uses the Black-Scholes Merton option pricing model to determine the fair value of the options. Non-employee members of the Board of Directors are deemed to be employees for the purposes of recognizing share-based compensation expense.

Employee Benefit Plan

Employee Benefit Plan

The Company sponsors a defined benefit plan as described in Note 15. The cost of pension benefits earned by employees is actuarially determined using the accumulated benefit method and a discount rate, used to measure interest cost on the accrued employee future benefit obligation, based on market interest rates on high-quality debt instruments with maturities that match the timing and benefits expected to be paid by the plan. Plan assets are valued using current market values and the expected return on plan assets is based on the fair value of the plan assets.

The costs that relate to employee current service are charged to income annually.

The transitional obligation created upon adoption of the FASB ASC 715 "Compensation - Retirement Benefits" is amortized over the average remaining service period of employees. For a given year, unrecognized actuarial gains or losses are recognized into income if the unamortized balance at the beginning of the year is more than 10% of the greater of the plan asset or liability balance. Any unrecognized actuarial gain or loss in excess of this threshold is recognized in income over the remaining service period of the employees.

The Company reflects the funded status of its defined pension plans as a net asset or net liability in its balance sheet, with an offsetting amount in accumulated other comprehensive income, and recognizes changes in that funded status in the year in which the changes occur through comprehensive income.

Inventories

Inventories

Inventories are stated at the lower of cost or market using first-in, first-out (FIFO) or weighted-average methods and include the cost of materials, labor and manufacturing overhead. The Company uses estimates in determining the level of reserves required to state inventory at the lower of cost or market. The Company estimates are based on market activity levels, production requirements, the physical condition of products and technological innovation. Changes in any of these factors may result in adjustments to the carrying value of inventory.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing the earnings for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the earnings for the period by the weighted average number of common and common equivalent shares outstanding during the period. Potentially dilutive securities composed of incremental common shares issuable upon the exercise of stock options or warrants was included in diluted earnings per share since the exercise price of some of the Company's stock options and/or warrants were in the money (see Note 18 "Basic and Diluted Earnings Per Share").

Fair Value Measurements

Fair Value Measurements

FASB ASC 820 "Fair Value Measurement and Disclosure" applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 establishes a framework for measuring fair value in U.S GAAP, and expands disclosure about fair value measurements. ASC 820 enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. ASC 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The fair value represents management's best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business approximate fair value because of the relatively short period of time between their origination and expected realization. These items have been classified as Level 1.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Product Warranty Provision
	December 31,
	2012	2011
Balance at beginning of year	$312	$291
Increase due to acquisition during year	-	48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$211	$312

Schedule of Supplemental Disclosure of Cash Flow Information
	Year Ended December 31,
	2012	2011
Interest paid	$936	$728
Income taxes paid	952	1,328

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Schedule of Allocation of Purchase Price
Purchase Price:
Cash	$6,231
Debt repaid at closing	2,830
Total consideration	$9,061
Purchase Price Allocation:
Cash and cash equivalents	-
Accounts receivable	2,870
Inventory	3,040
Prepaid expenses	30
Deferred income taxes	3
Income taxes receivable	181
Property and equipment	3,488
Accounts payable and accrued liabilities	(2,683)
Deferred tax liabilities	(744)
Net tangible assets acquired	6,185
Intangible assets acquired	1,476
Goodwill	1,400
Total purchase price	$9,061

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Year Ended December 31,
	2012	2011
Net sales	$230	$-
Gain (loss) from operations of discontinued business (1)	(199)	(2,531)
Income tax expense	-	-
Gain (loss) from discontinued operations, net of tax	$(199)	$(2,531)

(1)	Loss from operations before tax in 2011 includes non-cash asset impairment charges of $1.6 million.

The following is a summary of the assets and liabilities of discontinued operations (in thousands):

December 31, 2012
Prepaid expenses and other current assets	$47
Assets of discontinued operations	$47

Accounts payable	$10
Accrued liabilities	114
Liabilities of discontinued operations	$124

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31,	December 31,
	2012	2011
Land	$113	$7
Buildings	3,091	1,996
Machinery and equipment	11,738	11,108
Furniture and fixtures	209	195
Computer hardware and software	929	742
Leasehold improvements	57	54
Construction in progress	397	169
	16,534	14,271
Less: accumulated depreciation	(5,597)	(4,288)
Total property, plant and equipment, net	$10,937	$9,983

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule Intangible Assets and Goodwill
		Intangible
	Goodwill	assets
Balance December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization		(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(285)
Foreign currency translation	30	29
Balance as of December 31, 2012	$6,892	$5,329

Schedule of Intangible Assets
	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(617)	$(28)	$2,317
Non-compete agreement	95	(64)	(1)	30
Trademarks	2,049	-	(8)	2,041
Technology-related industry accreditations	950	-	(9)	941
Total intangible assets	$6,056	$(681)	$(46)	$5,329

Schedule of Annual Amortization Expense
Years Ending December 31,	Total
2013	$284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
$2,347

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of Long-Term Debt
	December 31,	December 31,
	2012	2011
Revolving credit facilities	$5,141	$6,199
Term credit facilities	10,615	11,669
Nexus promissory note	1,371	-
Capital lease obligations	3	17
Total debt and capital lease obligations	17,130	17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	$9,795	$9,015

Schedule of Maturities of Long-term Debt
Long-term
debt
Years Ending December 31,	maturities
2013	$7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total long-term debt maturities	$17,130

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Schedule of Minimum Annual Lease Commitments
Operating
Years Ending December 31,	leases
2013	$310
2014	85
2015	56
2016	27
2017	3
Thereafter	-
Total lease commitments	$481

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options Granted Measured Using Black-Scholes Valuation Model
	Year Ended December 31,
	2012	2011
Expected Volatility	39 - 43%	46 - 50%
Expected life	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	0.70 - 1.34%	1.49 - 2.55%
Dividend yield	0%	0%

Schedule of Stock Option Activity
			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2010	110,000	$15.29	-	-
Granted	8,400	12.29	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance December 31, 2011	118,400	$15.07	7.0	$-
Exercisable as of December 31, 2011	38,000	$15.29	7.0	$-

Balance December 31, 2011	118,400	$15.07	7.0	$-
Granted	50,000	4.22	7.9	74,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2012	168,400	$11.85	6.6	$74,500
Exercisable as of December 31, 2012	78,933	$15.09	6.1	$-

Schedule of Other Information
	Year Ended December 31,
	2012	2011	2010
Weighted-average fair value of options granted (per share)	$1.54	$5.20	$6.70
Intrinsic value gain of options exercised	-	-	-
Cash receipts from exercise of options	-	-	-

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Provision
	Year Ended December 31,
	2012	2011
Current
Federal	$-	$104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)

Total income tax provision	$1,733	$773

Schedule of Earnings Before Income Tax Provision
	Year Ended December 31,
	2012	2011
U.S. operations	$(343)	$(540)
Foreign	5,265	3,784

Income from continuing operations before income taxes	$4,922	$3,244

Reconciliation from Statutory Income Tax Rate and Effective Income Tax Rate
	Year Ended December 31,
	2012	2011
Federal Income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(8)	(9)
Uncertain tax positions	1	3
Foreign tax recovery	-	(11)
Other	7	6
Effective income tax expense rate	35%	24%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2012	2011
Current deferred income taxes
Gross assets	$563	$753
Gross liabilities	-	-
Net current deferred income tax asset	563	753

Noncurrent deferred income taxes
Gross assets	700	679
Gross liabilities	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset	(2,292)	(2,622)
Deferred liability, net	$(1,729)	$(1,869)

The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Canada net operating loss carry forwards	$244	$53
Pension plan	253	155
Foreign tax credits	497	455
Property and equipment	-	404
Other	269	365
	1,263	1,432
Less valuation allowance	-	-
Net deferred tax assets	1,263	1,432
Deferred tax liabilities
Other	(2,992)	(3,301)
Deferred liability, net	$(1,729)	$(1,869)

Reconciliation of Gross Unrecognized Tax Benefits

UTP
Balance as of December 31, 2010	$161
Increases related to tax positions taken during the period	104
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2011	265
Increases related to tax positions taken during the period	52
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2012	$317

Pension Plan (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Schedule Pension Plan Expenses
	Year Ended December 31,
	2012	2011
Current service cost, net of employee contributions	$32	$25
Interest cost on accrued benefit obligation	140	149
Expected return on plan assets	(156)	(159)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	46	33
Total cost of benefit	$85	$71

Reconciliation of Projected Benefit Obligation
	December 31,
	2012	2011
Projected benefit obligation, at beginning of year	$2,911	$2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)	-
Impact of change in discount rate	395	229
Impact in change of assumptions	36	-
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$3,383	$2,911

Schedule of Expected Benefit Payments
Year ending December 31,	Pension Plan

2013	$201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$1,214

Schedule of Other Changes in Plan Assets and Benefit Obligations
	Year Ended December 31,
	2012	2011
Net loss	$407	$432
Amortization of prior service cost	(9)	(8)
Amortization of gain	(47)	(32)
Amortization of transitional asset	(13)	(13)
	338	379
Taxes	(92)	(102)
Total recognized in other comprehensive income, net of taxes	$246	$277

Schedule of Amounts Included in Accumulated Other Comprehensive Loss
	December 31,
	2012	2011
Unrecognized prior service cost	$120	$129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
	$1,239	$993

Schedule of Asset Allocations
	Allocation at December 31,		2013 Target
	2012	2011	Allocation
Equity securities	57%	58%	57%
Fixed income securities	30	34	30
Real estate	9	6	9
Other	4	2	4
Total	100%	100%	100%

Schedule of Fair Value of Plan Assets
	December 31,
	2012	2011
Equity securities	$1,451	$1,359
Fixed income securities	764	795
Real estate	229	141
Other	102	47
Total	$2,546	$2,342

Reconciliation of Plan Assets
	December 31,
	2012	2011
Fair value of plan assets, at beginning of year	$2,342	$2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	34
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$2,546	$2,342

Schedule of Funded Status
	December 31,
	2012	2011
Projected benefit obligation	$3,383	$2,911
Fair value of plan assets	2,546	2,342
Accrued obligation (long term)	$837	$569

Schedule of Assumptions
	December 31,
	2012	2011
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%

Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographical Information [Abstract]
Schedule of Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2012	2011
Canada	$53,238	$42,258
United States	30,296	25,390
Others	426	1,142
Total	$83,960	$68,790

The distribution of the Company's property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,	December 31,
	2012	2011
Canada	$7,202	$5,902
United States	174	283
Mexico	3,561	3,798
Total	$10,937	$9,983

Basic and Diluted Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Common Share [Abstract]
Schedule Earnings Per Share
	Year Ended December 31,
	2012	2011
Numerator:
Earnings from continuing operations	$3,189	$2,471

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	6	-
Net dilutive effect of warrants outstanding	-	42
Denominator for diluted earnings per common share	5,913	5,949

Earnings from continuing operations per common share:
Basic	$0.54	$0.42
Diluted	$0.54	$0.42

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	112
Warrants	640	410

Basis of Presentation (Details)	0 Months Ended
	Jun. 01, 2011	Aug. 13, 2010 AAER Inc. [Member]
Business and Organization [Abstract]
Stock split, conversion ratio (in ratio)	0.2
Business Acquisition [Line Items]
Percentage of voting and economic interests acquired		100.00%

Summary of Significant Accounting Policies (Schedule of Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in product warranty provision:
Balance at beginning of year	$ 312	$ 291
Increase due to acquisition during year		48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$ 211	$ 312

Summary of Significant Accounting Policies (Schedule of Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Interest paid	$ 936	$ 728
Income taxes paid	$ 952	$ 1,328

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computer Hardware and Software [Member] Minimum [Member]	Dec. 31, 2012 Computer Hardware and Software [Member] Maximum [Member]
Accounts Receivable
Allowance for doubtful accounts	$ 29	$ 54
Long-Lived Assets
Estimated useful lives					25 years	5 years	15 years	3 years	5 years
Finite-Lived Intangible Assets
Amortization period of assets			3 years	20 years

Acquisitions (Narrative) (Details) (USD $)	0 Months Ended
Jul. 01, 2011
Business Acquisition [Line Items]
Payment for purchase of assets	$ 1,600,000
Bemag Transformer Inc. [Member]
Business Acquisition [Line Items]
Transaction value	9,061,000
Debt repaid at closing	2,830,000
Identifiable intangible assets having finite lives	900,000
Identifiable intangible assets having finite lives, weighted average remaining useful life	13 years 6 months
Indefinite-lived intangible assets acquired	600,000
Goodwill	1,400,000
Transaction costs incurred	$ 300,000

Acquisitions (Schedule of Allocation of Purchase Price) (Details) (Bemag Transformer Inc. [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2011
Bemag Transformer Inc. [Member]
Purchase Price:
Cash	$ 6,231
Debt repaid at closing	2,830
Total consideration	9,061
Purchase Price Allocation:
Cash and cash equivalents
Accounts receivable	2,870
Inventory	3,040
Prepaid expenses	30
Deferred income taxes	3
Income taxes receivable	181
Property and equipment	3,488
Accounts payable and accrued liabilities	(2,683)
Deferred tax liabilities	(744)
Net tangible assets acquired	6,185
Intangible assets acquired	1,476
Goodwill	1,400
Total purchase price	$ 9,061

Discontinued Operations (Narrative) (Details) (Pioneer Wind Energy Systems Inc. [Member], USD $)	12 Months Ended
Dec. 31, 2011
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash asset impairment charge	$ 1,600,000
Estimated payment obligations charge	$ 600,000

Discontinued Operations (Schedule of Discontinued Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from discontinued operations, net of tax	$ (199,000)		$ (2,531,000)
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	230,000
Gain (loss) from operations of discontinued business	(199,000)	[1]	(2,531,000)	[1]
Income tax expense
Gain (loss) from discontinued operations, net of tax	(199,000)		(2,531,000)
Non-cash asset impairment charges			$ 1,600,000

[1]	Loss from operations before tax in 2011 includes non-cash asset impairment charges of $1.6 million.

Discontinued Operations (Schedule of Assets and Liabilities of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid expenses and other current assets	$ 47	$ 457
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid expenses and other current assets	47
Assets of discontinued operations	47
Accounts payable	10
Accrued liabilities	114
Liabilities of discontinued operations	$ 124

Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 5,130,000	$ 6,184,000
Work in process	4,360,000	2,974,000
Finished goods	5,779,000	5,217,000
Provision for excess and obsolete inventory	(357,000)	(664,000)
Total inventories	14,912,000	13,711,000
Goods in transit	$ 300,000	$ 300,000

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 16,534	$ 14,271
Less: accumulated depreciation	(5,597)	(4,288)
Total property, plant and equipment, net	10,937	9,983
Land [Member]
Property, Plant and Equipment
Property, plant and equipment	113	7
Buildings [Member]
Property, Plant and Equipment
Property, plant and equipment	3,091	1,996
Machinery and Equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	11,738	11,108
Furniture and Fixtures [Member]
Property, Plant and Equipment
Property, plant and equipment	209	195
Computer Hardware and Software [Member]
Property, Plant and Equipment
Property, plant and equipment	929	742
Leasehold Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	57	54
Construction in Progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 397	$ 169

Goodwill and Other Intangible Assets (Changes in Goodwill and Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance, beginning of period	$ 6,862	$ 5,534
Additions due to acquisitions		1,400
Amortization
Foreign currency translation	30	(72)
Balance, end of period	6,892	6,862
Intangible Assets
Beginning balance	5,585	4,436
Additions due to acquisitions		1,476
Amortization	(285)	(252)
Foreign currency translation	29	(75)
Ending balance	$ 5,329	$ 5,585

Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Intangible assets	$ 6,056
Accumulated amortization	(681)
Foreign currency translation	(46)
Net book value	5,329	5,585	4,436
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible assets	2,962
Accumulated amortization	(617)
Foreign currency translation	(28)
Net book value	2,317
Non-Compete Agreement [Member]
Intangible Assets [Line Items]
Intangible assets	95
Accumulated amortization	(64)
Foreign currency translation	(1)
Net book value	30
Trademarks [Member]
Intangible Assets [Line Items]
Intangible assets	2,049
Accumulated amortization
Foreign currency translation	(8)
Net book value	2,041
Technology-Related Industry Accreditations [Member]
Intangible Assets [Line Items]
Intangible assets	950
Accumulated amortization
Foreign currency translation	(9)
Net book value	$ 941

Goodwill and Other Intangible Assets (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated future annual amortization expense related to intangible assets:
2013	$ 284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
Intangible assets, net	$ 2,347

Debt (Canadian Credit Facilities) (Details)	12 Months Ended																			12 Months Ended
	Dec. 31, 2012 Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Term Credit Facilities [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] LIBOR [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Prime Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Base Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] LIBOR [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] LIBOR [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility D) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility E) [Member] CAD	Dec. 31, 2012 Scenario One [Member]	Dec. 31, 2012 Scenario Two [Member]
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	$ 23,100,000	23,000,000		10,000,000					2,000,000		10,000,000							50,000	1,000,000
Canadian facilities secured by a first-ranking lien		25,000,000
Minimum fixed charge coverage ratio (in ratio)	1.25	1.25
Maximum funded debt to EBITDA ratio (in ratio)	2.75	2.75
Debt to capitalization (in percent)	0.6	0.6
Description of line of credit facility restriction	(i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.?s previous year?s net income.	(i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.?s previous year?s net income.
Interest rate spread			0.50%	0.50%	2.00%	0.50%	0.50%	1.00%	1.00%			2.50%	2.25%	1.25%	1.00%	1.25%	1.00%
Credit facilities amount outstanding	$ 10,800,000		$ 200,000					$ 1,500,000		$ 9,100,000
Standby fee percentage																				0.63%	0.56%

Debt (United States Credit Facilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Total long-term debt and capital lease obligations	$ 9,795,000	$ 9,015,000
Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Expiration date	Dec 31, 2013
Total long-term debt and capital lease obligations	3,000
Minimum [Member] | Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Rate of Interest of Debt Instrument (in percent)	0.00%
Maximum [Member] | Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Rate of Interest of Debt Instrument (in percent)	18.80%
United States Credit Facilities
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	6,000,000
Term credit interest rate (in percent)		6.00%	6.50%
Expiration date	Oct 31, 2013	Oct 31, 2012	Oct 31, 2011
Additional term loan repayment	750,000	250,000
Credit facilities amount outstanding	4,900,000
Interest rate spread	2.00%
United States Credit Facilities | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate spread	2.25%
United States Credit Facilities | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate spread	3.50%
Term Credit Facility [Member]
Line of Credit Facility [Line Items]
Term credit interest rate (in percent)		7.27%
GE CF Mexico Term Loan Agreement [Member]
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	1,650,000
Term loan frequency of periodic payment	60 consecutive monthly installments
Rate of Interest of Debt Instrument (in percent)	6.93%
Term Loan Increments	$ 100,000,000
Percentage Of Term Loan Non Refundable Commission	1.00%
Term loan pledge of cash (in percent)	10.00%

Debt (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt and capital lease obligations	$ 17,130	$ 17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	9,795	9,015
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	5,141	6,199
Term Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	10,615	11,669
Nexus Promissory Note [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	1,371
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	3	17
Total long-term debt and capital lease obligations	$ 3

Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
2013	$ 7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total debt and capital lease obligations	$ 17,130	$ 17,885

Other Assets (Details) (Promissory Notes [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount	$ 0.3
Accrued interest rate (in percent)	4.50%
Notes receivables, maturity date, description	the four year anniversary of the issuance date of the promissory notes
Deferred Finance Costs, Net	$ 0.2

Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments [Abstract]
Lease expiration date	Dec 31, 2016
2013	$ 310,000
2014	85,000
2015	56,000
2016	27,000
2017	3,000
Thereafter
Total lease commitments	481,000
Rent and lease expense	$ 800,000	$ 600,000

Shareholder's Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity Details Narrative [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, outstanding shares	5,907,255	5,907,255
Outstanding purchase of warrants (in shares)	640,000
Average exercise price (in dollars per share)	$ 14
Warrant expiration date range start	Dec 2, 2014
Warrant expiration date range end	Apr 30, 2015
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock that may be delivered	700,000
Common stock reserved for issuance	320,000
Total options granted	168,400	118,400	110,000
Stock-based compensation expense	$ 270,000	$ 254,000
Stock-based compensation expense unrecognized in the statement of earnings	$ 100,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted	107,200
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted	61,200

Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, minimum	39.00%	46.00%
Expected Volatility, maximum	43.00%	50.00%
Risk-free interest rate, minimum	0.70%	1.49%
Risk-free interest rate, maximum	1.34%	2.55%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	3 years 6 months	3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 0 months	6 years 0 months

Stock-Based Compensation (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options
Balance at the beginning of period	118,400	110,000
Granted	50,000	8,400
Exercised
Forfeited
Balance at the end of period	168,400	118,400
Exercisable at the end of period	78,933	38,000
Weighted average exercise price
Balance at the beginning of period	$ 15.07	$ 15.29
Granted	$ 4.22	$ 12.29
Exercised
Forfeited
Balance at the end of period	$ 11.85	$ 15.07
Exercisable at the end of period	$ 15.09	$ 15.29
Weighted average remaining contractual term
Balance at the beginning of period (in years)	7 years 0 months
Granted (in years)	7 years 10 months 24 days
Balance at the end of period (in years)	6 years 7 months 6 days	7 years 0 months
Exercisable at the end of period (in years)	6 years 1 month 6 days	7 years 0 months
Aggregate intrinsic value
Balance at the beginning of period
Granted	74,500
Balance at the end of period	74,500
Exercisable at the end of period

Stock-Based Compensation (Schedule of Other Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Weighted-average fair value of options granted (per share)	$ 1.54	$ 5.2	$ 6.7
Intrinsic value gain of options exercised
Cash receipts from exercise of options

Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal		$ 104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)
Total income tax provision	$ 1,733	$ 773

Income Taxes (Schedule of Earnings Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
U.S. operations	$ (343)	$ (540)
Foreign	5,265	3,784
Income from continuing operations before income taxes	$ 4,922	$ 3,244

Income Taxes (Reconciliation from Statutory Income Tax Rate and Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation from the statutory U.S. income tax rate and the Company's effective income tax rate:
Federal Income tax at statutory rate	35.00%	35.00%
State and local income tax, net
Foreign rate differential	(8.00%)	(9.00%)
Uncertain tax positions	1.00%	3.00%
Foreign tax recovery		(11.00%)
Other	7.00%	6.00%
Effective income tax expense rate	35.00%	24.00%

Income Taxes (Schedule of Classification of Deferred Income Tax Asset (Liability)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred income taxes
Gross assets	$ 563	$ 753
Gross liabilities
Net current deferred income tax asset	563	753
Noncurrent deferred income taxes
Gross assets	700	679
Gross liabilities	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset	(2,292)	(2,622)
Deferred liability, net	$ (1,729)	$ (1,869)

Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Canada net operating loss carry forwards	$ 244	$ 53
Pension plan	253	155
Foreign tax credits	497	455
Property and equipment		404
Other	269	365
Total gross deferred tax assets	1,263	1,432
Less valuation allowance
Net deferred tax assets	1,263	1,432
Deferred tax liabilities:
Other	(2,992)	(3,301)
Deferred liability, net	$ 1,729	$ 1,869

Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance, beginning of period	$ 265	$ 161
Increases related to tax positions taken during the period	52	104
Decreases related to expectations of statute of limitations
Balance, end of period	$ 317	$ 265

Pension Plan (Cost of Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Current service cost, net of employee contributions	$ 32	$ 25
Interest cost on accrued benefit obligation	140	149
Expected return on plan assets	(156)	(159)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	46	33
Total cost of benefit	$ 85	$ 71

Pension Plan (Reconciliation of Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Current service cost, net of employee contributions	$ 32	$ 25
Interest cost	140	149
Pension Benefits [Member]
Change in benefit obligation:
Projected benefit obligation, at beginning of year	2,911	2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)
Impact of change in discount rate	395	229
Impact in change of assumptions	36
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$ 3,383	$ 2,911

Pension Plan (Schedule of Expected Benefit Payments) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Expected future benefit payments under the plans:
2013	$ 201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$ 1,214

Pension Plan (Schedule of Other Changes in Plan Assets and Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Total recognized in other comprehensive income, net of taxes	$ 246	$ 277
Pension Benefits [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	407	432
Amortization of prior service cost	(9)	(8)
Amortization of gain	(47)	(32)
Amortization of transitional asset	(13)	(13)
Total (pre-tax)	338	379
Taxes	(92)	(102)
Total recognized in other comprehensive income, net of taxes	$ 246	$ 277

Pension Plan (Schedule of Accumulated Other Comprehensive Loss) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Amounts recognized in accumulated other comprehensive income
Unrecognized prior service cost	$ 120	$ 129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
Accumulated other comprehensive loss	$ 1,239	$ 993

Pension Plan (Schedule of Asset Allocation) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans:
Allocation at December 31	100.00%	100.00%
Asset allocations:
Target Allocation	100.00%
Equity Securities [Member]
Employee Benefit Plans:
Allocation at December 31	57.00%	58.00%
Asset allocations:
Target Allocation	57.00%
Fixed Income Securities [Member]
Employee Benefit Plans:
Allocation at December 31	30.00%	34.00%
Asset allocations:
Target Allocation	30.00%
Real Estate [Member]
Employee Benefit Plans:
Allocation at December 31	9.00%	6.00%
Asset allocations:
Target Allocation	9.00%
Other [Member]
Employee Benefit Plans:
Allocation at December 31	4.00%	2.00%
Asset allocations:
Target Allocation	4.00%

Pension Plan (Schedule of Fair Market Values) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset allocations:
Fair value of plan assets	$ 2,546	$ 2,342	$ 2,424
Equity Securities [Member]
Asset allocations:
Fair value of plan assets	1,451	1,359
Fixed Income Securities [Member]
Asset allocations:
Fair value of plan assets	764	795
Real Estate [Member]
Asset allocations:
Fair value of plan assets	229	141
Other [Member]
Asset allocations:
Fair value of plan assets	$ 102	$ 47

Pension Plan (Reconciliation of Plan Assets) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets, at beginning of year	$ 2,342	$ 2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	35
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$ 2,546	$ 2,342

Pension Plan (Funded Status) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Projected benefit obligation	$ 3,383	$ 2,911	$ 2,732
Fair value of plan assets	2,546	2,342	2,424
Accrued obligation (long term)	$ 837	$ 569

Pension Plan (Assumptions) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Employee Benefit Plans:
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%

Pension Plan (Narrative) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Employee Benefit Plans:
Funded Percentage (in percent)	100.00%
Estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 47,000
Estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	9,000
Estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	13,000
Employer contributions	169,000	173,000
Expected contributions in 2013	$ 200,000

Major Customers (Details) (Sales [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer One [Member]
Revenue, Major Customer [Line Items]
Percentage of sales	19.00%	21.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Percentage of sales	12.00%	11.00%

Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 83,960	$ 68,790
Property, plant and equipment	10,937	9,983
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,238	42,258
Property, plant and equipment	7,202	5,902
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,296	25,390
Property, plant and equipment	174	283
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	3,561	3,798
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 426	$ 1,142

Basic and Diluted Earnings Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Earnings from continuing operations	$ 3,189	$ 2,471
Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	6
Net dilutive effect of warrants outstanding		42
Denominator for diluted earnings per common share	5,913	5,949
Earnings from continuing operations per common share:
Basic	$ 0.54	$ 0.42
Diluted	$ 0.54	$ 0.42
Stock Compensation Plan [Member]
Anti-dilutive securities (excluded from per share calculation):
Anti-dilutive securities	118	112
Warrant [Member]
Anti-dilutive securities (excluded from per share calculation):
Anti-dilutive securities	640	410